ENVIRONMENTAL LIABILITIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
ENVIRONMENTAL LIABILITIES
Provision for environmental liabilities	R$ 575,709	R$ 297,094
Current	231,711	125,992
Non-current	R$ 343,998	R$ 171,102